Contingently Redeemable Convertible Preferred Shares	12 Months Ended
Dec. 31, 2019
Temporary Equity [Abstract]
Contingently Redeemable Convertible Preferred Shares
10	Contingently redeemable convertible preferred shares
Series A contingently redeemable convertible preferred shares (“Series A preferred shares”)
On November 18, 2014, the Company issued Series
A-1
contingently redeemable convertible preferred shares (“Series
A-1
preferred shares”) of 5,187,780 and 367,780 to IDG-Accel China Growth Fund III L.P and IDG-Accel China III Investors L.P, respectively, at US$0.36 per share for a total consideration of US$2,000.
On January 21, 2015, the Company issued Series
A-2
contingently redeemable convertible preferred shares (“Series
A-2
preferred shares”) of 1,388,890, 1,388,890, 2,593,890 and 183,890 to Elite Bright International Limited, Mandra iBase Limited, IDG-Accel China Growth Fund III L.P and IDG-Accel China III Investors L.P, respectively, at US$0.36 per share for a total consideration of US$2,000.
Series B contingently redeemable convertible preferred shares (“Series B preferred shares”)
On May 13, 2015, the Company issued Series B contingently redeemable convertible preferred shares (“Series B preferred shares”) of 529,100, 529,100, 494,070, 35,030 and 6,349,210 to Elite Bright International Limited, Mandra iBase Limited, IDG-Accel China Growth Fund III L.P, IDG-Accel China III Investors L.P and Greatest Investments Limited, respectively, at US$0.95 per share for a total consideration of US$7,500.
Series C contingently redeemable convertible preferred shares (“Series C preferred shares”)
On April 1, 2016, the Company issued Series
C-1
contingently redeemable convertible preferred shares (“Series
C-1
preferred shares”) of 235,160 and 2,116,400 to Greatest Investments Limited and Shenzhen Guohai Chuangxin Investment Management Limited Corporation, respectively, at US$4.73 for a total consideration of US$11,111.

On October 31, 2016, the Company issued Series
C-2
contingently redeemable convertible preferred shares (“Series
C-2
preferred shares”) of 634,920, 1,693,120 and 211,640 to Mandra iBase Limited, T.C.L. Industries Holdings (H.K.) Ltd and Genesis Ventures Limited, respectively, at US$4.73 per share for a total consideration of US$12,000.
Series D contingently redeemable convertible preferred shares (“Series D preferred shares”)
On October 5, 2017, the Company issued Series D contingently redeemable convertible preferred shares of 28,062, 2,441,572 and 3,089,853 to Fidelity Investment Funds, Fidelity China Special Situations PLC and Fidelity Funds, respectively, at US$5.40 per share for a total consideration of US$30,000.
Dividend rights
Each holder of the Series A, B, C, D preferred shares (collectively “Preferred Shares”) will be entitled to receive non-cumulative
dividends, prior and in preference to holders of common shares, when declared by the Board of Directors. After payment of the preferential dividends relating to the Preferred Shares have been paid in full, each holder of the Preferred Shares will be entitled to receive dividends payable out of any remaining funds that are legally available when declared by the Board of Directors.
For the periods presented, no dividends were declared by the Company’s Board of Directors on the Preferred Shares.
Voting rights
Each holder of the Preferred Shares are entitled to the number of votes equal to the number of common shares into which such Preferred Shares could be converted at the voting date. Preferred shareholders will vote together with common shareholders, and not as a separate class of series, on all matters put before the shareholders.
Liquidation preference
In the event of any liquidation, dissolution or winding up of the Company or any deemed liquidation event defined as (i) the liquidation, dissolution or winding-up
of the Company, (ii) the acquisition of the Company (whether by a sale of equity, merger or consolidation) in which in excess of 50% of such Company’s voting power outstanding before such transaction is transferred; (iii) the change of the control right of any Company; or (iv) the sale, lease, transfer or other disposition of all or substantially all of the assets of any Company or the exclusive licensing of substantially all of the Company’s intellectual properties, the assets or surplus funds of the Company available for distribution will be distributed as follows:
The holders of Series D preferred shares are entitled to receive an amount equal to 115% of the Series D Issue Price, plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series C, B and A preferred shares and the common shareholders of the Company.
After the payment to the holders of Series D preferred shares, the holders of Series C preferred shares are entitled to receive an amount equal to 100% of the Issue Price, plus an annual simple return of 10% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series B and A preferred shares and the common shareholders of the Company.
After the payment to the holders of Series C preferred shares, the holders of Series B preferred shares are entitled to receive an amount equal to 125% of the Series B Issue Price, plus an annual compounded return of 6% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the Series A preferred shares and the common shareholders of the Company.
After the payment to the holders of Series B preferred shares, the holders of Series A preferred shares are entitled to receive an amount equal to 150% of the Series A Issue Price, plus an annual compounded return of 8% accrued thereon and plus all declared but unpaid dividend, in preference to any distribution to the holders of the common shareholders of the Company.

After payment has been made to the holders of the Preferred Shares in accordance with the above, the remaining assets of the Company available for distribution to shareholders shall be distributed ratably among the holders of common shares and Preferred Shares based on the number of common shares into which such Preferred Shares are convertible.
Conversion rights
Each holder of the Preferred Share has the right, at the sole discretion of the holder, to convert at any time and from time to time, all or any portion of the Preferred Shares into common shares based on the then-effective Conversion Price.
The initial conversion price is the stated issuance price for each series of Preferred Shares. The initial conversion ratio is on a one for one basis and subject to adjustments in the event that the Company issues additional common shares through options or convertible instruments for a consideration per share received by the Company less than the original respective conversion prices, as the case may be, in effect on the date of and immediately prior to such issue. In such event, the respective conversion price is reduced, concurrently with such issue, to a price as adjusted according to an agreed-upon formula. The above conversion prices are also subject to adjustments on a proportional basis upon other dilution events.
The Company’s Series C preferred share agreement contained a “Performance Ratchet” whereby if the Company’s PRC GAAP audited revenue was less than (i) RMB80,000 in 2016, or (ii) RMB120,000 in 2017, Weidong Luo and the Company shall compensate the Series C investors in accordance to the specified formula.
In the event of a qualified IPO, each Preferred Share will automatically be converted into common shares.
Redemption right
If the Company shall at any time after the earlier of (i) January 1, 2020 or (ii) the date that is twelve months after the closing of the IPO, receive a written request from the holders of at least 50% or more of the issued and outstanding Preferred Shares (or common shares issued upon the conversion of the Preferred Shares) or Mandra iBased Limited may request in writing that the Company effect a registration for at least 20% of their Registrable Securities on any internationally recognized exchange that is reasonably acceptable to such requesting Preferred Shares and Common Shareholders using its best efforts.
Furthermore, if the Company qualifies for registration on Form
F-3
or Form
S-3
(or any comparable form for Registration in a jurisdiction other than the United States), any Preferred Share holder may request the Company to file, in any jurisdiction in which the Company has had a registered underwritten public offering, a Registration Statement on Form
F-3
or Form
S-3
(or any comparable form for Registration in a jurisdiction other than the United States) using its best efforts.
Redemption of preferred shares
On April 11, 2018, the Company redeemed the 1,738,720 Series C preferred shares held by T.C.L. Industries Holdings (H.K.) Ltd. for an aggregate price of US$9,049. The Company accounted for the difference between the fair value of the consideration paid for the repurchase preferred shares and the carrying value of the preferred shares as an increase to the net loss attributable to ordinary shareholders in the statement of comprehensive loss.
Initial measurement and subsequent accounting for Preferred Shares
The Preferred Shares do not meet the criteria of mandatorily redeemable financial instruments specified in ASC
480-10-S99,
and have been classified as mezzanine equity in the consolidated balance sheets as these Preferred Shares are contingently redeemable upon the occurrence of a conditional event (i.e. Deemed Liquidation Event).
The Preferred Shares were initially measured at fair value. Beneficial conversion features exist when the conversion price of the Preferred Shares is lower than the fair value of the common shares at the commitment date, which is the issuance date in the Company’s case. When a beneficial conversion feature exists as of the commitment date, its intrinsic value is bifurcated from the carrying value of the Preferred Shares as a contribution to additional paid-in
capital. On the respective commitment dates, the most favorable conversion price used to measure the beneficial conversion feature of the Preferred Shares were higher than the fair value per common share and therefore no beneficial conversion feature was recognized. The Company determined the fair value of common shares with the assistance of an independent third party valuation firm.

Based on the Company’s 2016 PRC GAAP audited financial statements, the “Performance Ratchet” has not been triggered, Weidong Luo and the Company are not required to compensate the Series C holders.
In determining whether to account for an amendment of equity-classified preferred shares as a modification or extinguishment, the Company considers an amendment that results in a greater than 10% change in fair value based on an analysis similar to ASC
470-50
is an extinguishment. An amendment that does not meet this criterion is a modification. The amendment in the redemption dates of Series A and Series B preferred shares at the issuance of Series C preferred shares and the removal of the revenue target for the Series A, Series B and Series C preferred shares at issuance of Series D preferred shares, resulted in a modification (as the amendment did not result in a greater than 10 percent change in cash flows) with no further accounting impact as the modification did not result in a change in the fair value of the related preferred shares.
The Company has elected to accrete the preferred shares to their redemption value over the contractual period since issuance to the earliest redemption date using the effective interest rate method. The accretion to redemption value including cumulative dividends shall be recorded as a reduction of income available to common shareholders in accordance with ASC
480-10-S99
3A.
The Preferred Shares were converted to common shares immediately upon the completion of the Company’s IPO on July 26, 2018.
The movement in the carrying value of the convertible preferred shares is as follows:

Mezzanine equity	Series A	Series B	Series C	Series D	Total
	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2017	26,979	52,723	168,317	218,618	466,637
Accretion of Preferred Shares	1,463	4,137	7,441	11,053	24,094
Redemption of Preferred Shares	—	—	(57,234)	—	(57,234)
Conversion of Preferred Shares	(28,442)	(56,860)	(118,524)	(229,671)	(433,497)
Balance as of December 31, 2018	—	—	—	—	—

Balance as of December 31, 2019	—	—	—	—	—